Current and deferred tax - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statements [Line Items]
Proportion of voting rights held in subsidiary	50.00%
Impact on deferred tax asset has been recognized	$ 24	$ 119